Results (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Condensed Financial Statements, Captions [Line Items]
Net loss	€ (47,249)	€ (21,773)	€ (95,905)	€ (59,056)
Operating loss	(44,367)	(33,750)	(97,610)	(65,786)
Research and development expenditure	€ 94,372	€ 81,680	177,567	151,444
G&A and S&M expenses			28,600	16,200
Net finance income (expense)			1,800	6,900
Effect of exchange rate differences on cash and cash equivalents			1,866	€ 5,304
IPF program and other proprietary programs
Condensed Financial Statements, Captions [Line Items]
Increase in subcontracting costs classified as R&D expenses			€ 10,200